Offerings - Offering: 1	May 03, 2024 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 33,521,237.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,947.73
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $4,947.73 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on May 3, 2024 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.